Revenue and Segment Analysis - Summary of Analysis by Business Segment Expenditure (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Expenditure on acquired goodwill and intangible assets	£ 997	£ 502	£ 1,049
Capital expenditure additions	364	381	365
Amortisation of acquired intangible assets	376	295	288
Depreciation and other amortization	467	389	364
Scientific, Technical & Medical [member]
Disclosure of operating segments [line items]
Expenditure on acquired goodwill and intangible assets	169	65	106
Capital expenditure additions	94	104	100
Amortisation of acquired intangible assets	65	62	58
Depreciation and other amortization	120	109	109
Risk [member]
Disclosure of operating segments [line items]
Expenditure on acquired goodwill and intangible assets	822	47	852
Capital expenditure additions	93	96	92
Amortisation of acquired intangible assets	192	170	161
Depreciation and other amortization	98	89	73
Legal [member]
Disclosure of operating segments [line items]
Expenditure on acquired goodwill and intangible assets		139	30
Capital expenditure additions	153	155	145
Amortisation of acquired intangible assets	68	24	33
Depreciation and other amortization	176	150	147
Exhibitions [member]
Disclosure of operating segments [line items]
Expenditure on acquired goodwill and intangible assets	6	251	61
Capital expenditure additions	24	26	28
Amortisation of acquired intangible assets	51	39	36
Depreciation and other amortization	£ 73	£ 41	£ 35